Note 19 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands			6 Months Ended			12 Months Ended
		Jun. 14, 2024	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Balance			$ 264,192		$ 193,459	$ 193,459
Issued amount - share-based payment - employees (note 12.1(a))			592		331
Issued amount - Bilboes Gold Limited acquisition (note 5)					65,677
- options exercised*			37
Balance			$ 271,974		$ 263,181	$ 264,192
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued (in shares)			19,188,073		12,833,126	12,833,126
Balance			$ 165,068		$ 83,471	$ 83,471
Issued amount - share-based payment - employees (note 12.1(a))			0		0
Shares issued- equity raise (in shares)						1,207,514
Issued amount - equity raise						$ 15,569
Issued amount - Bilboes Gold Limited acquisition (note 5)					65,677
- options exercised*			$ 37
Number of fully paid shares issued (in shares)			19,199,860			19,188,073
Balance			$ 165,188		$ 165,157	$ 165,068
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Shares issued- equity raise (in shares)		5,000	5,000	[1]
- options exercised*	[1]		$ 37
Issued capital [member] | Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
- Bilboes Gold Limited acquisition (in shares)						5,123,044
Issued amount - Bilboes Gold Limited acquisition (note 5)						$ 65,677
Issued capital [member] | Payments to employees [member]
Statement Line Items [Line Items]
Shares issued - share-based payment - employees (note 12.1(a)) (in shares)			6,787			24,389
Issued amount - share-based payment - employees (note 12.1(a))			$ 83			$ 351

[1]	A consultant of Caledonia signed his option exercise notice on June 14, 2024 to purchase 5,000 shares at the exercise price of $7.35 per option share. The shares were issued on July 5, 2024 when his payment was received in the bank account of Caledonia.